Shareholder Report, Average Annual Return (Details)	12 Months Ended	27 Months Ended
	Apr. 30, 2025	Apr. 30, 2025
Putnam ESG Ultra Short ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam ESG Ultra Short ETF (NAV)
Average Annual Return, Percent	5.63%	5.69%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	8.02%	2.87%
ICE BofA U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Average Annual Return, Percent	4.98%	5.09%